Unaudited Summarized Consolidated Quarterly Information	12 Months Ended
Dec. 31, 2010
Unaudited Summarized Consolidated Quarterly Information [Abstract]
Unaudited Summarized Consolidated Quarterly Information
NOTE 15 — Unaudited Summarized Consolidated Quarterly Information
Summarized unaudited consolidated quarterly information for 2010 and 2009 is provided below (in thousands, except per unit amounts).

	Quarter (1)
2010	First	Second	Third	Fourth
Total revenues	$271,305	$276,524	$277,612	$284,760
Total operating expenses	(247,723)	(241,777)	(241,034)	(250,566)
Operating income	23,582	34,747	36,578	34,194
Loss from continuing operations	(35,479)	(38,053)	(46,569)	(39,982)
Income from discontinued operations, net	18,931	28,097	18,303	5,987
Net loss	(16,548)	(9,956)	(28,266)	(33,995)
Loss attributable to the Partnership’s common unitholders	(43,297)	(19,093)	(30,547)	(41,125)
Loss per common unit — basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.42)	$(0.33)	$(0.35)	$(0.34)
Net loss attributable to the Partnership’s common unitholders	$(0.35)	$(0.15)	$(0.25)	$(0.32)
Weighted average common units outstanding — basic and diluted	124,400	124,663	124,739	125,183

	Quarter (1)
2009	First	Second	Third	Fourth
Total revenues	$273,263	$275,181	$272,394	$278,864
Total operating expenses	(245,632)	(249,497)	(255,706)	(258,895)
Operating income	27,631	25,684	16,688	19,969
Loss from continuing operations	(33,692)	(47,787)	(54,247)	(63,793)
Income from discontinued operations, net	1,324	40,364	44,896	68,955
Net (loss) income	(32,368)	(7,423)	(9,351)	5,162
Loss attributable to the Partnership’s common unitholders	(40,320)	(32,336)	(43,510)	(7,110)
Loss per common unit — basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.31)	$(0.42)	$(0.46)	$(0.58)
Net loss attributable to the Partnership’s common unitholders	$(0.34)	$(0.26)	$(0.35)	$(0.05)
Weighted average common units outstanding — basic and diluted	119,661	124,333	124,376	124,351

(1)	Certain reclassifications have been made to 2010 and 2009 quarterly amounts related to treatment of discontinued operations for properties sold or classified as held for sale through March 31, 2011.